Intangible Assets - Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Intangible assets	$ 10,081,185	$ 10,257,582
Betting platform system [Member]
Intangible assets, gross	5,689,965
Accumulated amortization	1,111,484
Intangible assets	4,578,481	4,673,314
License [Member]
Intangible assets, gross	5,799,629
Accumulated amortization	910,191
Intangible assets	4,889,438	4,917,733
Location contracts [Member]
Intangible assets, gross	1,000,000
Accumulated amortization	947,260
Intangible assets	52,740	88,455
Customer relationships [Member]
Intangible assets, gross	870,927
Accumulated amortization	376,804
Intangible assets	494,123
Trademarks[Member]
Intangible assets, gross	119,094
Accumulated amortization	52,691
Intangible assets	66,403	509,237
Website [Member]
Intangible assets, gross	40,000
Accumulated amortization	$ 40,000
Intangible assets		$ 68,843